Defiance Daily Target 2X Long DKNG ETF
Schedule of Investments
July 31, 2026 (Unaudited)
SHORT-TERM INVESTMENTS - 34.8%
Money Market Funds - 10.9%	Shares	Value
First American Government Obligations Fund - Class X, 3.58%(a)	458,526	$458,526

U.S. Treasury Bills - 23.9%	Principal Amount	Value
U.S. Treasury Bill, 8/27/2026, 3.25%(b)	1,010,000	1,007,576

TOTAL SHORT-TERM INVESTMENTS (Cost $1,465,860)		1,466,102

TOTAL INVESTMENTS - 34.8% (Cost $1,465,860)		$1,466,102
Other Assets in Excess of Liabilities - 65.2%		2,741,346
TOTAL NET ASSETS - 100.0%		$4,207,448

Percentages are stated as a percent of net assets.

(a)	The rate shown represents the 7-day annualized effective yield as of July 31, 2026.
(b)	The rate shown is the annualized effective yield as of July 31, 2026.

Defiance Daily Target 2X Long DKNG ETF
Schedule of Total Return Swaps Contracts
July 31, 2026 (Unaudited)

TOTAL RETURN SWAPS - 8.9%
Reference Entity	Counterparty	Pay/ Receive Reference Entity	Financing Rate	Payment Frequency	Maturity Date	Notional Value	Value / Unrealized Appreciation (Depreciation)
DraftKings, Inc.	Cantor Fitzgerald & Co.	Receive	OBFR + 1.00%	Termination(f)	09/04/2026	$858,076	$(10,808)
DraftKings, Inc.	Clear Street LLC	Receive	OBFR + 1.75%	Termination(c)	01/25/2028	951,316	23,997
DraftKings, Inc.	Jane Street Execution Services, LLC	Receive	OBFR + 7.00%	Termination(c)	03/18/2033	1,000,248	73,306
DraftKings, Inc.	Marex Capital Markets, Inc.	Receive	OBFR + 3.50%	Termination(b)	09/15/2026	997,900	88,838
DraftKings, Inc.	Morgan Stanley & Co., Inc.	Receive	OBFR + 6.50%	Termination(a)	01/22/2029	2,629,760	143,980
DraftKings, Inc.	National Bank of Canada Financial, Inc.	Receive	OBFR + 15.00%	Termination(d)	01/31/2033	983,812	15,922
DraftKings, Inc.	Nomura Securities International, Inc.	Receive	OBFR + 14.00%	Termination(e)	03/31/2033	980,290	38,197
							373,432

Net Unrealized Appreciation (Depreciation)							373,432

OBFR - Overnight Bank Funding Rate was 3.63% as of July 31, 2026.

(a)	Financing reset of the swap is effective monthly. Equity reset of the swap is effective on termination.
(b)	Financing reset of the swap is effective monthly. Equity reset of the swap is effective on termination, but also may periodically reset throughout the term based on predetermined notional thresholds.
(c)	Financing reset of the swap is effective monthly. Equity reset of the swap is effective on termination. Both may periodically reset throughout the term on an ad-hoc basis.
(d)	Financing reset of the swap is effective monthly. Equity reset of the swap is effective on termination, but also may periodically reset throughout the term based on predetermined mark-to-market thresholds.
(e)	Financing reset of the swap is effective on termination. Equity reset of the swap is effective on termination, but may periodically reset throughout the term on an ad-hoc basis.
(f)	Financing reset of the swap is effective monthly. Equity reset of the swap is effective on termination, but also may periodically reset throughout the term on an ad-hoc basis.